Significant accounting policies, judgments and estimation uncertainty (Tables)	12 Months Ended
Jun. 30, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of detailed information about property, plant and equipment
Amortization is provided, commencing when the asset is available for use, over the estimated useful life of the asset, using the following annual rates and methods:

Buildings	4% declining balance
Furniture, fixtures and other equipment	5% to 20% declining balance
Computer equipment	30% declining balance
Post-production equipment	30% declining balance
Computer software	2 years straight-line
Website design	2 years straight-line
Leasehold improvements	Straight-line over the term of lease

	Land	Building	Furniture, fixtures and equipment	Computer equipment	Post-production equipment	Computer software	Leasehold improvements	Total
	$	$	$	$	$	$	$	$

For the year ended June 30, 2017

Opening net book value	4,276	1,792	1,354	2,811	2,917	1,040	3,493	17,683
IED Acquisition	—	—	—	104	—	—	—	104
Additions	—	—	1,071	1,087	8,223	344	8,872	19,597
Disposals, net	—	—	—	(170)	—	—	—	(170)
Transfers, net	—	158	—	—	—	—	(158)	—
Amortization	—	(12)	(314)	(1,475)	(2,852)	(488)	(1,045)	(6,186)
Foreign exchange differences	—	—	—	(32)	—	—	—	(32)

Net book value	4,276	1,938	2,111	2,325	8,288	896	11,162	30,996

At June 30, 2017

Cost	4,276	2,070	6,281	12,536	13,966	4,896	14,372	58,397
Accumulated amortization	—	(132)	(4,178)	(10,419)	(5,678)	(4,056)	(3,226)	(27,689)
Foreign exchange differences	—	—	8	208	—	56	16	288

Net book value	4,276	1,938	2,111	2,325	8,288	896	11,162	30,996

For the year ended June 30, 2018

Opening net book value	4,276	1,938	2,111	2,325	8,288	896	11,162	30,996
Additions	—	73	349	852	6,055	331	616	8,276
Disposals, net	—	—	—	—	—	—	(104)	(104)
Amortization	—	(78)	(738)	(1,147)	(4,907)	(429)	(1,529)	(8,828)
Foreign exchange differences	—	—	1	84	—	9	2	96

	4,276	1,933	1,723	2,114	9,436	807	10,147	30,436

At June 30, 2018

Cost	4,276	2,143	6,630	13,388	20,021	5,227	14,884	66,569
Accumulated amortization	—	(210)	(4,916)	(11,566)	(10,585)	(4,485)	(4,755)	(36,517)
Foreign exchange differences	—	—	9	292	—	65	18	384

Net book value	4,276	1,933	1,723	2,114	9,436	807	10,147	30,436

Disclosure of detailed information about intangible assets
Amortization is provided on a straight-line basis over the estimated useful life of the assets, using the following annual rates and methods:

Broadcaster relationships	7 to 10 years straight-line
Customer relationships	10 years straight-line
Brands	10 to 20 years straight-line or indefinite life
Production and distribution rights	10 to 25 years straight-line
Production backlog	2 to 3 years straight-line
Non-compete contracts	3 years straight-line
Production software	5 years straight-line

	June 30, 2018	June 30, 2017
	$	$

Net opening acquired and library content	155,940	88,462
Additions IED (note 5)	—	74,618
Additions Kiddyzuzaa (note 5)	—	3,484
Additions Ellie Sparkles (note 5)	8,406	—
Write-down of acquired and library content	(3,402)	(363)
Amortization	(15,916)	(10,541)
Foreign exchange	2,060	280

	147,088	155,940

	Broadcast licenses	Broadcaster relationships	Customer relationships	Brands (1)	Production and distribution rights (2)	Other (3)	Total
	$	$	$	$	$	$	$

For the year ended June 30, 2017

Opening book value	67,800	1,262	21,653	24,853	25,843	3,199	144,610
IED acquisition (note 5)	—	—	—	422,012	—	—	422,012
Additions	—	—	—	969	—	—	969
Amortization	—	(732)	(2,747)	(3,177)	(2,387)	(2,336)	(11,379)
Foreign exchange differences	—	1	(226)	(76)	(503)	—	(804)

Net book value	67,800	531	18,680	444,581	22,953	863	555,408

At June 30, 2017

Cost	67,800	7,362	27,920	458,260	30,946	7,327	599,615
Accumulated amortization	—	(6,875)	(9,680)	(13,918)	(3,551)	(6,464)	(40,488)
Foreign exchange differences	—	44	440	239	(4,442)	—	(3,719)

Net book value	67,800	531	18,680	444,581	22,953	863	555,408

For the year ended June 30, 2018

Opening book value	67,800	531	18,680	444,581	22,953	863	555,408
Additions	—	—	—	—	—	1,074	1,074
Amortization	—	(299)	(2,792)	(8,899)	(2,458)	(898)	(15,346)
Impairment	—	—	—	(1,059)	—	—	(1,059)
Foreign exchange differences	—	—	89	6,091	674	66	6,920

Net book value	67,800	232	15,977	440,714	21,169	1,105	546,997

At June 30, 2018

Cost	67,800	7,362	27,920	457,201	30,946	8,401	599,630
Accumulated amortization	—	(7,174)	(12,472)	(22,817)	(6,009)	(7,362)	(55,834)
Foreign exchange differences	—	44	529	6,330	(3,768)	66	3,201

Net book value	67,800	232	15,977	440,714	21,169	1,105	546,997

(1) Included in Brands are $350,419 of indefinite life intangibles (2017 - $345,319).
(2) Productions and distribution rights represent rights acquired by the Company to produce and/or distribute television content where the Company does not own the underlying intellectual properties.
(3) Comprised of production backlog, non-compete contracts and production software.